Income Tax - Summary of Reconciliation of Effective Tax Rate (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2015	Dec. 31, 2014
Income tax [Abstract]
Profit before income tax	$ 519,818,469	$ 580,232,641	$ 897,562,384
Income tax rate	35.00%	35.00%	35.00%
Income tax using the Bank’s income tax rate	$ 181,936,464	$ 203,081,424	$ 314,146,834
Tax-exempt income	(11,839,043)	(6,638,607)	(5,308,047)
Non-deductible expenses	3,297,935	3,148,634	7,288,392
Others	(132,436)	89,190	(110,798)
Net monetary inflation adjustment	310,360,521	908,100,519	1,198,738,592
Subtotal	483,623,441	1,107,781,160	1,514,754,973
Inflation adjustment for tax purposes (see Note 8.6)	(295,862,471)	(1,018,129,973)	(1,067,671,769)
Others	(515,183)	10,673,678	0
Income tax expense (benefit)	$ 187,245,787	$ 100,324,865	$ 447,083,204	$ 555,002	$ 647,945
Effective tax rate	36.00%	17.00%	50.00%